Derivatives and Hedge Accounting Activities (Schedule of Offsetting Liabilities) (Detail) - USD ($) $ in Millions		Sep. 30, 2019	Dec. 31, 2018
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	$ 931	$ 278
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		51	83
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		50	47
Net Amounts		830	148
Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[2]	537	94
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		15	6
Net Amounts		522	88
Dominion Energy Gas Holdings, LLC
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		117	19
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		3	2
Net Amounts		114	17
Commodity | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	43	19
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		18	12
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		1
Net Amounts		24	7
Commodity | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[2]	16	6
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		15	6
Net Amounts		1
Commodity | Exchange
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	34	115
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		26	68
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		8	47
Interest rate | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	850	142
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		4	1
Gross Amounts Not Offset in the Consolidated Balance Sheet, Cash Collateral		41
Net Amounts		805	141
Interest rate | Over-the-counter | Virginia Electric and Power Company
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[2]	521	88
Net Amounts		521	88
Interest rate | Over-the-counter | Dominion Energy Gas Holdings, LLC
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		113	17
Net Amounts		113	17
Foreign currency | Over-the-counter
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet	[1]	4	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		3	2
Net Amounts		1
Foreign currency | Over-the-counter | Dominion Energy Gas Holdings, LLC
Offsetting Liabilities [Line Items]
Gross Liabilities Presented in the Consolidated Balance Sheet		4	2
Gross Amounts Not Offset in the Consolidated Balance Sheet, Financial Instruments		3	$ 2
Net Amounts		$ 1

[1]	Excludes $3 million and $1 million of derivative liabilities at September 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.
[2]	Excludes $17 million and $9 million of derivative liabilities at September 30, 2019 and December 31, 2018, respectively, which are not subject to master netting or similar arrangements.